Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
The following table summarizes minimum noncancelable payments contractually due under Federated’s significant service contracts and employment arrangements:

	Payments due in
						After
in millions	2014	2015	2016	2017	2018	2018	Total
Purchase obligations[1]	$12.9	$3.0	$0.7	$0.4	$0.1	$0.0	$17.1
Employment-related commitments[2]	18.5	1.5	0.2	0.0	0.0	0.0	20.2
Total	$31.4	$4.5	$0.9	$0.4	$0.1	$0.0	$37.3

1
Federated is a party to various contracts pursuant to which it receives certain services including services for legal, marketing and information technology, access to various fund-related information systems and research databases, trade order transmission and recovery services as well as other services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.

2	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments.